Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025
Derivative Instruments
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 18.2
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments
Derivative, notional amount		$ 400.0	$ 300.0	$ 400.0	$ 300.0
Cash collateral for interest rate swap contracts	$ 0.4
Derivative Notional Amount Paid			$ 1.7
Not Designated as Hedging Instrument | Interest Rate Swap | Global Container International LLC
Derivative Instruments
Business Combination, Derivatives Acquired		$ 0.5